Schedule II - Valuation And Qualifying Accounts And Reserves (FY)	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts And Reserves

IPALCO ENTERPRISES, INC. and SUBSIDIARIES

Valuation and Qualifying Accounts and Reserves

For the Years Ended December 31, 2023, 2022 and 2021

(In Thousands)

Column A – Description	Column B	Column C – Additions		Column D – Deductions	Column E
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Net Write-offs	Balance at End of Period
Year ended December 31, 2023
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$1,117	$8,930	$—	$7,764	$2,283
Deducted from Inventories Valuation Allowance for Materials and Supplies	$5,160	$736	$—	$2,456	$3,440
Year ended December 31, 2022
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$647	$7,478	$—	$7,008	$1,117
Deducted from Inventories Valuation Allowance for Materials and Supplies	$3,107	$2,053	$—	$—	$5,160
Year ended December 31, 2021
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$3,155	$3,940	$—	$6,448	$647
Deducted from Inventories Valuation Allowance for Materials and Supplies	$6,133	$758	$—	$3,784	$3,107

AES INDIANA and SUBSIDIARIES

Valuation and Qualifying Accounts and Reserves

For the Years Ended December 31, 2023, 2022 and 2021

(In Thousands)

Column A – Description	Column B	Column C – Additions		Column D – Deductions	Column E
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Net Write-offs	Balance at End of Period
Year ended December 31, 2023
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$1,117	$8,930	$—	$7,764	$2,283
Deducted from Inventories Valuation Allowance for Materials and Supplies	$5,160	$736	$—	$2,456	$3,440
Year ended December 31, 2022
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$647	$7,478	$—	$7,008	$1,117
Deducted from Inventories Valuation Allowance for Materials and Supplies	$3,107	$2,053	$—	$—	$5,160
Year ended December 31, 2021
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$3,155	$3,940	$—	$6,448	$647
Deducted from Inventories Valuation Allowance for Materials and Supplies	$6,133	$758	$—	$3,784	$3,107